Eaton Vance

Emerging Markets Debt Fund

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Corporate Bonds — 5.2%

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.9%
Petrobras Global Finance BV, 6.90%, 3/19/49		$72	$75,780

Total Brazil			$75,780

Mexico — 2.1%
Petroleos Mexicanos:
6.75%, 9/21/47		$142	$125,892
6.84%, 1/23/30		51	53,418

Total Mexico			$179,310

Vietnam — 2.2%
Debt and Asset Trading Corp., 1.00%, 10/10/25(1)		$200	$183,125

Total Vietnam			$183,125

Total Foreign Corporate Bonds (identified cost $420,670)			$438,215

Sovereign Government Bonds — 62.2%

Security	Principal Amount* (000’s omitted)		Value
Argentina — 3.0%
Republic of Argentina:
1.125% to 7/9/22, 7/9/35(2)		135	$41,817
2.00% to 7/9/22, 1/9/38(2)		471	173,281
2.50% to 7/9/22, 7/9/41(2)		116	40,290

Total Argentina			$255,388

Bahrain — 2.3%
Kingdom of Bahrain, 5.45%, 9/16/32(1)		200	$196,170

Total Bahrain			$196,170

Barbados — 2.4%
Government of Barbados, 6.50%, 10/1/29(1)		206	$207,142

Total Barbados			$207,142

Belarus — 2.4%
Republic of Belarus, 6.875%, 2/28/23(1)		200	$202,532

Total Belarus			$202,532

Benin — 2.5%
Benin Government International Bond, 6.875%, 1/19/52(1)	EUR	180	$209,383

Total Benin			$209,383

Security	Principal Amount* (000’s omitted)		Value
Brazil — 0.6%
Federative Republic of Brazil, 8.25%, 1/20/34		37	$47,730

Total Brazil			$47,730

Croatia — 2.8%
Croatia Government International Bond, 1.75%, 3/4/41(1)	EUR	200	$235,568

Total Croatia			$235,568

Dominican Republic — 3.0%
Dominican Republic, 7.45%, 4/30/44(1)		210	$250,690

Total Dominican Republic			$250,690

Ecuador — 2.5%
Republic of Ecuador:
0.50% to 7/31/22, 7/31/40(1)(2)		182	$91,588
1.00% to 7/31/22, 7/31/35(1)(2)		94	62,393
5.00% to 7/31/22, 7/31/30(1)(2)		68	56,360

Total Ecuador			$210,341

Egypt — 8.7%
Arab Republic of Egypt:
8.15%, 11/20/59(1)		200	$179,180
8.50%, 1/31/47(1)		400	370,734
8.875%, 5/29/50(1)		200	189,041

Total Egypt			$738,955

El Salvador — 1.0%
Republic of El Salvador, 7.75%, 1/24/23(1)		100	$88,725

Total El Salvador			$88,725

India — 2.5%
Export-Import Bank of India, 2.25%, 1/13/31(1)		227	$212,352

Total India			$212,352

Ivory Coast — 2.7%
Ivory Coast Government International Bond:
4.875%, 1/30/32(1)	EUR	100	$113,368
6.625%, 3/22/48(1)	EUR	100	115,595

Total Ivory Coast			$228,963

Lebanon — 0.3%
Lebanese Republic:
6.25%, 11/4/24(1)(3)		33	$5,139
6.40%, 5/26/23(3)		33	5,121
6.65%, 4/22/24(1)(3)		24	3,737
6.65%, 11/3/28(1)(3)		14	2,148
6.85%, 5/25/29(3)		36	5,441
7.00%, 12/3/24(3)		15	2,336
7.00%, 3/20/28(1)(3)		11	1,705
7.05%, 11/2/35(1)(3)		5	769

Total Lebanon			$26,396

Oman — 2.6%
Oman Government International Bond, 6.25%, 1/25/31(1)		200	$216,875

Total Oman			$216,875

Security	Principal Amount* (000’s omitted)		Value
Paraguay — 2.7%
Republic of Paraguay, 4.95%, 4/28/31(1)		200	$224,750

Total Paraguay			$224,750

Romania — 4.2%
Romania Government International Bond:
2.625%, 12/2/40(1)	EUR	13	$13,783
2.75%, 2/26/26(1)	EUR	30	37,543
3.375%, 1/28/50(1)	EUR	23	25,940
4.625%, 4/3/49(1)	EUR	209	280,056

Total Romania			$357,322

Suriname — 3.5%
Republic of Suriname, 9.25%, 10/26/26(1)(3)		405	$293,625

Total Suriname			$293,625

Ukraine — 10.1%
Ukraine Government International Bond:
1.258%, GDP-Linked, 5/31/40(1)(4)		144	$152,104
9.75%, 11/1/28(1)		600	697,593

Total Ukraine			$849,697

United Arab Emirates — 2.4%
Finance Department Government of Sharjah, 4.375%, 3/10/51(1)		210	$199,050

Total United Arab Emirates			$199,050

Total Sovereign Government Bonds (identified cost $5,271,496)			$5,251,654

Sovereign Loans — 12.0%

Borrower	Principal Amount (000’s omitted)		Value
Kenya — 3.1%
Government of Kenya, Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(5)		$260	$263,279

Total Kenya			$263,279

Nigeria — 2.2%
Bank of Industry Limited, Term Loan, 6.116%, (3 mo. USD LIBOR + 6.00%), 12/14/23(5)(6)		$185	$184,463

Total Nigeria			$184,463

Tanzania — 6.7%
Government of the United Republic of Tanzania:
Term Loan, 5.456%, (6 mo. USD LIBOR + 5.20%), 6/23/22(5)		$229	$231,602
Term Loan, 6.446%, (6 mo. USD LIBOR + 6.30%), 4/28/31(5)		340	336,215

Total Tanzania			$567,817

Total Sovereign Loans (identified cost $1,012,487)			$1,015,559

Short-Term Investments — 12.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(7)	1,025,680	$1,025,680

Total Short-Term Investments (identified cost $1,025,680)		$1,025,680

Total Investments — 91.6% (identified cost $7,730,333)		$7,731,108

Other Assets, Less Liabilities — 8.4%		$713,298

Net Assets — 100.0%		$8,444,406

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of these securities is $5,118,763 or 60.6% of the Fund’s net assets.

(2)	Step coupon security. Interest rate represents the rate in effect at October 31, 2021.

(3)	Issuer is in default with respect to interest payments.

(4)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(5)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2021.

(6)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2021.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
EUR	97,263	USD	112,557	12/15/21	$(4)
EUR	108,480	USD	125,536	12/15/21	(4)
EUR	177,759	USD	210,420	12/15/21	(4,717)
USD	826,314	EUR	698,057	12/15/21	18,524
USD	431,091	EUR	364,178	12/15/21	9,664
USD	250,543	EUR	211,654	12/15/21	5,617
USD	239,264	EUR	202,127	12/15/21	5,364
USD	214,280	EUR	181,020	12/15/21	4,804
USD	688	EUR	581	12/15/21	15

					$39,263

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	161,673	USD	187,419	Citibank, N.A.	11/5/21	$—	$(514)
EUR	3,978	USD	4,637	Deutsche Bank AG	11/5/21	—	(39)
EUR	2,797	USD	3,235	Standard Chartered Bank	11/5/21	—	(2)
EUR	6,535	USD	7,558	Standard Chartered Bank	11/5/21	—	(3)
EUR	1,989	USD	2,315	Standard Chartered Bank	11/5/21	—	(15)
EUR	6,492	USD	7,529	Standard Chartered Bank	11/5/21	—	(24)
EUR	3,550	USD	4,148	Standard Chartered Bank	11/5/21	—	(44)
EUR	25,493	USD	29,548	Standard Chartered Bank	11/5/21	—	(77)
EUR	114,391	USD	132,649	Standard Chartered Bank	11/5/21	—	(405)
EUR	21,592	USD	24,980	Standard Chartered Bank	11/12/21	—	(14)

						$—	$(1,137)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	4	Long	12/31/21	$487,000	$(6,629)
U.S. Long Treasury Bond	2	Long	12/21/21	321,688	(737)
U.S. Ultra-Long Treasury Bond	8	Long	12/21/21	1,571,250	4,187
Euro-Bobl	(1)	Short	12/8/21	(154,627)	1,975
Euro-Bund	(6)	Short	12/8/21	(1,166,080)	30,717

					$29,513

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	19	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	$(424)	$—	$(424)
EUR	23	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	1,288	—	1,288
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	0.55% (pays semi-annually)	3/12/23	(387)	—	(387)
USD	1,605	Pays	3-month USD-LIBOR (pays quarterly)	0.61% (pays semi-annually)	3/16/25	(21,827)	—	(21,827)
USD	147	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(4,581)	—	(4,581)
USD	209	Pays	3-month USD-LIBOR (pays quarterly)	2.34% (pays semi-annually)	5/17/29	15,626	—	15,626
USD	438	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(22,945)	115	(22,830)
USD	95	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(25,111)	(46)	(25,157)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	121	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	5/17/49	$(23,590)	$13,804	$(9,786)
USD	99	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	1,652	—	1,652
USD	7	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	40	—	40
USD	37	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(2,346)	—	(2,346)
USD	130	Receives	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/30/50	26,790	—	26,790
USD	50	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	5/26/50	9,131	—	9,131
USD	65	Pays	3-month USD-LIBOR (pays quarterly)	2.13% (pays semi-annually)	4/8/51	6,326	—	6,326

	Total					$(40,358)	$13,873	$(26,485)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation/ (Depreciation)
Brazil	$480	1.00 (pays quarterly)	% (1)	12/20/26	2.45%	$(32,855)	$26,871	$(5,984)
Indonesia	320	1.00 (pays quarterly)	% (1)	12/20/26	0.82	3,172	(4,760)	(1,588)

Total	$800					$(29,683)	$22,111	$(7,572)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation/ (Depreciation)
Mexico	Citibank, N.A.	$251	1.00 (pays quarterly)	% (1)	12/20/31	1.65%	$(14,225)	$11,369	$(2,856)

Total		$251					$(14,225)	$11,369	$(2,856)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2021, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $1,051,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

EUR	-	Euro

USD	-	United States Dollar

At October 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return and/or to seek to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

At October 31, 2021, the value of the Fund’s investment in affiliated funds was $1,025,680, which represents 12.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$499,206	$7,137,509	$(6,611,035)	$—	$—	$1,025,680	$444	1,025,680

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivatives instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$438,215	$—	$438,215
Sovereign Government Bonds	—	5,251,654	—	5,251,654
Sovereign Loans	—	1,015,559	—	1,015,559
Short-Term Investments	—	1,025,680	—	1,025,680
Total Investments	$—	$7,731,108	$—	$7,731,108
Forward Foreign Currency Exchange Contracts	$—	$43,988	$—	$43,988
Futures Contracts	36,879	—	—	36,879
Swap Contracts	—	64,026	—	64,026
Total	$36,879	$7,839,122	$—	$7,876,001

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(5,862)	$—	$(5,862)
Futures Contracts	(7,366)	—	—	(7,366)
Swap Contracts	—	(148,292)	—	(148,292)
Total	$(7,366)	$(154,154)	$—	$(161,520)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.